OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets1 [Abstract]
Schedule of Composition of Other Assets

Description	June 30, 2026 (Unaudited)	December 31, 2025

Insurance	90,878	135,307
Maintenance	514,474	523,068
Commissions	105,904	103,831
Vendor credits	178,459	58,586
Salaries	24,119	13,335
Information technology	52,354	37,654
Others	119,995	83,988

Total	1,086,183	955,769

Current	529,102	508,289
Non-current	557,081	447,480